UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                  FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

                              INVESTMENT COMPANIES

Investment Company Act file number  811-05083

           WORLDWIDE INSURANCE TRUST - WORLDWIDE ABSOLUTE RETURN FUND
               (Exact name of registrant as specified in charter)

                       99 Park Avenue, New York, NY 10016
               (Address of principal executive offices) (Zip code)

                         Van Eck Associates Corporation
                       99 PARK AVENUE, NEW YORK, NY 10016
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 687-5200

Date of fiscal year end:  DECEMBER 31

Date of reporting period: JUNE 30, 2005

Item 1. REPORT TO SHAREHOLDERS.
                                                                  VAN ECK GLOBAL

                                                       Worldwide Insurance Trust

                               [GRAPHIC OMITTED]
                                                              SEMI-ANNUAL REPORT
                                                                   JUNE 30, 2005


                                                  WORLDWIDE ABSOLUTE RETURN FUND






                         GLOBAL INVESTMENTS SINCE 1955

The information in the shareholder letter represents the personal opinions of the management team members and may differ from those of other portfolio managers or of the firm as a whole. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. Also, please note that any discussion of the Fund's holdings, the Fund's performance, and the views of the management team members are as of June 30, 2005 and are subject to change.

                         WORLDWIDE ABSOLUTE RETURN FUND
--------------------------------------------------------------------------------
Dear Shareholder:

The Initial Class shares of the Van Eck Worldwide Absolute Return Fund produced a total return of 0.71% for the six months ended June 30, 2005. In comparison, the Fund's benchmark, the Citigroup Three-Month U.S. Treasury Bill Index,(1) returned 1.26% for the same period.

The U.S. convertibles market produced a particularly challenging investing environment during the semi-annual period, while the U.S. equity market provided a somewhat more favorable one for the Fund's sub-advisers' efforts to exploit pricing disparities, market inefficiencies, anticipated securities price movements and/or cyclical relationships. During the first half of 2005, many convertible arbitrage indices were down between 5% and 7%, while several equity market neutral indices returned between 1% and 2%. The Fund's decision to overweight assets to the equity market neutral strategy proved prudent, as the positive returns generated by this strategy were only partially offset by the negative returns from the convertible arbitrage strategy. Thus, the Fund's overall performance for the six months was modest but positive.

MARKET AND ECONOMIC REVIEW
The Fund's major allocations are to U.S. convertible arbitrage and U.S. equity market neutral strategies. This section discusses market conditions for these investment areas.

CONVERTIBLE ARBITRAGE The first half of 2005 turned out to be one of the worst periods in history for higher-quality investment grade convertibles. While the convertible arbitrage market recovered somewhat in the last six weeks or so of the period, it suffered through mid May from lackluster equity volatility, widening fixed income credit spread assumptions and massive redemptions from the strategy. For the better part of three years, the convertible arbitrage strategy had been priced at fair value. However, with absolute returns declining, investors started redeeming in the second half of 2004. This redemption trend accelerated during the first half of 2005 and roiled the market significantly. With only sellers of convertibles and with brokers not providing liquidity, the asset class was re-priced violently in April and May. Many convertible arbitrage funds have since shut down, leaving only the larger, better-capitalized players to take advantage of the pricing decline. Indeed, in mid May, it was reported that multi-strategy funds stepped up their buying of convertibles as they viewed the asset class as inexpensive.

EQUITY MARKET NEUTRAL
During the first six months of 2005, long positions established based on predicted earnings-to-price ratios, return-on-assets and analyst recommendations generated positive returns. Taking short positions based on observed negative trends, such as individual stocks' 3-month total returns, trading volume and leverage ratios, also proved successful overall. Positions taken based on a company's dividend yield generated rather neutral results during the six-month period.

FUND REVIEW
As of June 30, 2005, assets were allocated to two of our six qualified sub-advisers, namely Gartmore Mutual Fund Capital Trust (formerly known as Coda Capital) and Analytic Investors.

GARTMORE MUTUAL FUND CAPITAL TRUST
As it has done since starting to manage a portion of the Fund's assets in July 2003, Gartmore continued during this semi-annual period to seek to identify and capitalize on opportunities in the market for convertible securities. Gartmore has traditionally focused on higher quality investment grade issues, maintaining a 60% investment grade portfolio weighting. Recently, Gartmore's mandate was revised, based on our view that there may be profitable investment opportunities in issuers with improving earnings and cash flow. The sub-adviser is no longer required to hold 60% in investment grade issues and will employ leverage when deemed appropriate. While Gartmore intends to maintain its focus on strong credits, such changes enable the sub-adviser to seek value regardless of agency rating. Gartmore may also employ a strategy of shaping market hedges based on fundamental analysis, although the sub-adviser will not utilize leverage within this strategy.

                         WORLDWIDE ABSOLUTE RETURN FUND
--------------------------------------------------------------------------------
With this revised mandate, Gartmore's portion of the Fund performed well on a relative basis, though absolute performance was held back by the overall contraction in the convertibles market. While credit spreads were a headwind during the six months, Gartmore's competitive performance relative to its peers was due primarily to the sub-adviser's focus on strong credits producing cash flow and its fundamental analysis of each name.

Since the convertibles market's low point in mid-May 2005, Gartmore believes convertible arbitrage valuations have put in a floor, as evidenced by the market's gradual recovery. Indeed, Gartmore expects valuations to be stable and appreciate commensurate with increases in volatility or credit tightening going forward. On a macro level, should the Federal Reserve Board increase interest rates more vigorously in the months ahead than the market currently anticipates in order to ward off inflationary pressures and asset bubbles, Gartmore anticipates there may be a healthy increase in equity market volatility. At the same time, Gartmore believes that credit spread widening would likely be modest given the health of company balance sheets in general.

ANALYTIC INVESTORS
Analytic Investors has been managing a portion of Fund assets since early September 2003. Analytic stayed true during the first half of 2005 to its long/short equity market-neutral strategy. Analytic's process is based on the fundamental belief that there is persistency in the types of stock characteristics investors prefer, and it believes that portfolios that reflect these biases will add value in the long run. Investor behavior observed during the first six months of 2005 was quite consistent with that seen over recent years. As a result, Analytic's investment process was effective, benefiting particularly from an emphasis on companies with above-average predicted earnings-to-price ratios. These companies generally performed well, as investors paid increased attention to future earnings in light of the economic recovery. Analytic's portion of the Fund was also effectively positioned in companies with above-average profitability, which helped performance, as investors favored quality companies over riskier ones. Finally, an emphasis on stocks exhibiting price momentum helped, as these companies outperformed as well.

For the semi-annual period, Analytic had strong stock selection within the majority of economic areas, with health care and business equipment and services being the strongest. Among the best performing stocks for this portion of the Fund was a short position in Biogen (0.2% of Fund net assets as of June 30), whose share price declined after it suspended marketing and clinical trial use of its multiple sclerosis treatment Tysabri and alerted doctors to stop using the drug. Also benefiting the Fund was a long position in oil refiner Valero Energy (0.0% of Fund net assets as of June 30), whose share price rallied after it reported strong fourth-quarter profits that exceeded analysts' estimates. A long position in business services company Equifax (0.8% of Fund net assets as of June 30) also helped Fund performance, as its shares rallied after posting strong first quarter earnings. A short position in eBay (0.3% of Fund net assets as of June 30) also proved effective when its stock fell after providing weaker-than-expected profit forecasts. Detracting from this portion of the Fund's position was a short position in healthcare firm Caremark Rx (0.5% of Fund net assets as of June 30), whose share price rallied after reporting strong first quarter earnings and raising its profit outlook for 2005.

Analytic intends to continue to emphasize high quality companies with strong profit margins and return-on-equity as well as certain companies with attractive forecasted earnings and sales-to-price ratios. If interest rates rise in a modest but steady fashion during the second half of 2005, Analytic further anticipates maintaining its emphasis on companies with higher-than-average leverage.

                                      * * *
Going forward, our management team intends to continue implementing strategies that may enhance the performance of the Fund while carefully examining current market cycles. For example, the Fund may engineer directional light hedges during those times when the market appears to be experiencing steady recovery. Given our goal of capital preservation in the short term and

                         WORLDWIDE ABSOLUTE RETURN FUND
--------------------------------------------------------------------------------
appreciation over the long term, we will likely adjust our investment style toward the more aggressive end of the absolute return spectrum when market conditions are favorable and toward the conservative end when conditions are otherwise. As the Fund grows, we expect to diversify Fund assets further among sub-advisers and to include more directional/tactical strategies if appropriate.

Since the sub-advisers will employ aggressive investment strategies and techniques that may each be considered inherently risky and may employ techniques, strategies and analyses based on historic relationships, correlations, assumptions or the occurrence of certain events that may be disrupted, fail to exist or materialize, the Fund and you may lose money. In addition, a sub-adviser may incorrectly assess relative values or the relative values of securities may be affected by factors or events the sub-adviser failed to consider or anticipate.

Although the Fund believes that its policy of using multiple investment sub-advisers (rather than a single firm) that employ various absolute return strategies may mitigate losses in generally declining markets, there can be no assurance that losses will be avoided. Further, because of minimum investment amounts imposed by sub-advisers, the assets of the Fund may be managed by as few as one sub-adviser employing a single investment strategy. At this time, assets are allocated to two of our six qualified sub-advisers, Gartmore and Analytic Investors. Investment strategies and sub-advisers whose performance has historically been non-correlated or demonstrated low correlations to one another or to major world financial market indices may become correlated at certain times, such as during a liquidity crisis in global financial markets. During these periods, certain absolute return investment and hedging strategies may cease to function as anticipated.

The Fund is classified as a non-diversified fund under the Investment Company Act of 1940 (the "1940 Act") to enable it to concentrate its assets in a narrower group of stocks than a diversified fund, and is thus also subject to the non-diversification risk. Thus, a large loss in an individual stock may cause a much larger loss in a non-diversified fund's value.

An investment in the Fund should be considered part of an overall investment program, rather than a complete investment program.

We appreciate your continued investment in the Van Eck Worldwide Absolute Return Fund, and we look forward to helping you meet your investment goals in the future.

[PHOTOS OMITTED]

DAVID A. SEMPLE                SAMUEL R. HALPERT                 JAN F. VAN ECK
MANAGEMENT                        MANAGEMENT                        MANAGEMENT
TEAM MEMBER                       TEAM MEMBER                      TEAM MEMBER

July 19, 2005

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. PERFORMANCE INFORMATION REFLECTS CURRENT TEMPORARY WAIVERS OF EXPENSES AND/OR FEES. HAD THE FUND INCURRED ALL EXPENSES, INVESTMENT RETURNS WOULD HAVE BEEN REDUCED. INVESTMENT RETURN AND VALUE OF SHARES OF THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THESE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DIVIDENDS AND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THESE RETURNS DO NOT TAKE VARIABLE ANNUITY/LIFE FEES AND EXPENSES INTO ACCOUNT. PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END IS AVAILABLE BY CALLING 1-800-826-2333.

                         WORLDWIDE ABSOLUTE RETURN FUND
--------------------------------------------------------------------------------
The Fund is only available to life insurance and annuity companies to fund their variable annuity and variable life insurance products. These contracts offer life insurance and tax benefits to the beneficial owners of the Fund. Your insurance or annuity company's charges, fees and expenses for these benefits are not reflected in this report or in the Fund's performance, since they are not direct expenses of the Fund. Had these fees been included, returns would have been lower. For insurance products, performance figures do not reflect the cost for insurance and if they did, the performance shown would be significantly lower. A review of your particular life and/or annuity contract will provide you with much greater detail regarding these costs and benefits.

All references to Fund assets refer to Total Net Assets.

All indices listed are unmanaged indices and include the reinvestment of all dividends, but do not reflect the payment of transaction costs, advisory fees or expenses that are associated with an investment in the Fund. An index's performance is not illustrative of the Fund's performance. Indices are not securities in which investments can be made.

(1) The Citigroup Three-Month U.S. Treasury Bill Index measures monthly return equivalents of yield averages that are not marked to the market. The Index represents an average of the last three three-month Treasury Bill issues, and returns are calculated on a monthly basis.



Basic Materials       -4.4

Capital Goods          6.0

Conglomerates         -1.5

Consumer Cyclical      0.3

Consumer Non-Cyclical  0.9

Energy                 1.5

Financial             10.1

Healthcare               0

Services               3.5

Technology             3.9

Transportation         0.6

Utilities             -1.2
--------------------------------------------------------------------------------
* PERCENTAGE OF NET ASSETS.
  NET EXPOSURE WAS CALCULATED BY ADDING LONG AND SHORT POSITIONS.
  PORTFOLIO IS SUBJECT TO CHANGE.

                         WORLDWIDE ABSOLUTE RETURN FUND
                       EXPLANATION OF EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------
Hypothetical $1,000 investment at beginning of period

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including program fees on purchase payments; and (2) ongoing costs, including management fees and other Fund expenses. This disclosure is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2005 to June 30, 2005.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as program fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                   Beginning            Ending            Expenses Paid
                                                                 Account Value       Account Value       During Period*
                                                                January 1, 2005      June 30, 2005       1/1/05-6/30/05
-----------------------------------------------------------------------------------------------------------------------
Initial Class        Actual                                        $1,000.00           $1,007.10            $12.44
                     Hypothetical (5% return before expenses)      $1,000.00           $1,012.40            $12.47
-----------------------------------------------------------------------------------------------------------------------



* Expenses are equal to the Fund's annualized expense ratio of 2.50%, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period)

                         WORLDWIDE ABSOLUTE RETURN FUND
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                            JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
          NO. OF                                  VALUE
SECTOR    SHARES         SECURITIES              (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS:
BASIC MATERIALS: 5.9%
             153    Allegheny Technologies, Inc. $ 3,375
             393    Ball Corp.                    14,132
           1,169    Bemis Company, Inc.           31,025
           1,774    Dow Chemical Co.              78,996
           1,442    Eastman Chemical Co.          79,526
             923    Fortune Brands, Inc.          81,961
           1,361    Georgia Pacific Corp.         43,280
              84    Gilead Sciences, Inc. +        3,695
             495    Pactiv Corporation +          10,682
              80    United States Steel Corp.      2,750
                                               ----------
                                                 349,422
                                               ----------
CAPITAL GOODS: 7.8%
             461    Advanced Micro Devices, Inc. + 7,994
             100    Avon Products, Inc.            3,785
             324    Black & Decker Corp.          29,111
             563    Centex Corp.                  39,787
             464    Cummins, Inc.                 34,619
             570    Dell, Inc. +                  22,521
             823    Eaton Corp.                   49,298
             105    General Dynamics Corp.        11,502
             310    Goodrich Corp.                12,698
           2,053    Goodyear Tire & Rubber Co. +  30,590
             240    Hewlett-Packard Co.            5,642
              98    Intel Corp.                    2,554
             264    KB Home                       20,125
             171    L-3 Communications
                      Holdings, Inc.              13,095
             157    Lockheed Martin Corp.         10,185
           3,504    Lucent Technologies Inc. +    10,197
           1,096    Maytag Corp.                  17,163
           3,026    Micron Technology, Inc. +     30,895
             553    Motorola, Inc.                10,098
           1,210    National Semiconductor Corp.  26,656
             686    NVIDIA Corp. +                18,330
             249    Parker Hannifin Corp.         15,440
             934    Sanmina-SCI Corp. +            5,109
             562    Solectron Corp.+               2,130
             593    Stanley Works                 27,005
             192    Texas Instruments, Inc.        5,389
                                               ---------
                                                 461,918
                                               ---------
CONSUMER CYCLICAL: 1.3%
              54    Johnson Controls, Inc.         3,042
             241    Liz Claiborne, Inc.            9,582
             329    Masco Corp.                   10,449
             550    Navistar International Corp.+ 17,600
             150    NIKE, Inc. (Class B)          12,990
             125    PACCAR, Inc.                   8,500
             273    Tyco International Ltd.        7,972
              92    VF Corp.                       5,264
                                               ---------
                                                  75,399
                                               ---------
CONSUMER NON-CYCLICAL: 2.2%
           1,072    ArcherDanielsMidland Co.   $  22,919
           3,112    Hercules, Inc. +              44,035
           1,573    Pepsi Bottling Group, Inc.    45,004
              24    Reynolds American, Inc.        1,891
             532    SUPERVALU, Inc.               17,349
                                               ---------
                                                 131,198
                                               ---------
ENERGY: 5.3%
             452    Amerada Hess Corp.            48,143
           1,277    Baker Hughes, Inc.            65,330
              33    Burlington Resources, Inc.     1,823
             679    Chevron Corp.                 37,970
           1,594    ConocoPhillips                91,638
             268    Exxon Mobil Corp.             15,402
             549    Occidental Petroleum Corp.    42,235
             282    XTO Energy, Inc.               9,585
                                               ---------
                                                 312,126
                                               ---------
FINANCIAL: 6.5%
             933    ACE Ltd.                      41,845
             429    AmSouth Bancorporation        11,154
             606    Bank of America Corp.         27,640
             720    Bear Stearns Companies, Inc.  74,836
             389    Brunswick Corp.               16,851
             168    CIGNA Corp.                   17,981
             978    Countrywide Financial Corp.   37,761
           1,000    First Horizon National Corp.  42,200
             460    National City Corp.           15,695
              71    PNC Financial Services
                      Group, Inc.                  3,867
           1,206    Providian Financial Corp. +   21,262
             861    Wachovia Corp.                42,706
             203    Washington Mutual, Inc.        8,260
             325    XL Capital Ltd. (Class A)     24,187
                                               ---------
                                                 386,245
                                               ---------
HEALTHCARE: 4.5%
             535    AmerisourceBergen Corp.       36,995
             771    Cardinal Health, Inc.         44,394
             312    Forest Laboratories, Inc. +   12,121
              38    Genzyme Corp. +                2,283
             658    HCA, Inc.                     37,289
             505    Hospira, Inc. +               19,695
             366    Humana, Inc. +                14,545
             718    Johnson & Johnson             46,670
           1,111    McKesson Corp.                49,762
                                               ---------
                                                 263,754
                                               ---------
SERVICES: 11.1%
             623    Affiliated Computer Services, Inc.
                      (Class A)+                  31,835
           1,022    Apartment Investment &
                      Management Co. (Class A)    41,820
             322    Autodesk, Inc.                11,067
             140    Autonation, Inc. +             2,873

                        See Notes to Financial Statements

                         WORLDWIDE ABSOLUTE RETURN FUND
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                      JUNE 30, 2005 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------
          NO. OF                                  VALUE
SECTOR    SHARES         SECURITIES              (NOTE 1)
--------------------------------------------------------------------------------
SERVICES: (CONTINUED)
             127    Autozone, Inc. +           $  11,742
              80    Cendant Corp.                  1,790
             766    Convergys Corp. +             10,893
           1,217    Darden Restaurants, Inc.      40,137
           1,298    Equifax, Inc.                 46,352
             126    Fluor Corp.                    7,256
             669    H&R Block, Inc.               39,036
             458    Home Depot, Inc.              17,816
             350    IMS Health, Inc.               8,670
             353    Intuit, Inc. +                15,924
             951    J.C. Penny Co., Inc.          50,004
             196    Meredith Corp.                 9,616
             348    NCR Corp. +                   12,222
             340    Oracle Corp. +                 4,488
           1,873    Parametric Technology Corp. + 11,950
             550    Plum Creek Timber Co., Inc.   19,965
             398    Robert Half
                      International, Inc.          9,938
             279    Ryder System, Inc.            10,211
             558    Sherwin-Williams Co.          26,276
           1,308    Simon Property Group, Inc.    94,816
              95    Time Warner, Inc. +            1,587
           1,694    Unisys Corp. +                10,723
           3,066    Walt Disney Co.               77,202
             569    Yum! Brands, Inc.             29,634
                                                --------
                                                 655,843
                                                --------
TECHNOLOGY: 2.8%
              75    Agilent Technologies, Inc. +   1,727
           1,578    AT&T Corp.                    30,045
             227    Bard (C.R.), Inc.             15,098
             200    Becton, Dickinson & Co.       10,494
             220    Biomet, Inc.                   7,621
             172    Comcast Corp. (Class A) +      5,280
             570    Daneher Corp.                 29,834
           1,503    Freescale Semiconductor, Inc.
                      (Class B) +                 31,834
             216    Nextel Communications, Inc.
                      (Class A) +                  6,979
           2,861    Qwest Communications
                      International, Inc. +       10,614
             309    Raytheon Co.                  12,088
             505    Xerox Corp. +                  6,964
                                                --------
                                                 168,578
                                                --------
TRANSPORTATION: 1.7%
             540    Carnival Corp.                29,457
             632    CSX Corp.                     26,961
             626    Delta Airlines, Inc. +         2,354
           1,253    Norfolk Southern Corp.        38,793
                                                --------
                                                  97,565
                                                --------
UTILITIES: 4.6%
           2,073    AES Corp. +                $  33,956
             785    Allegheny Energy, Inc. +      19,798
           1,742    Allied Waste Industries,
                      Inc. +                      13,814
           4,568    CenterPoint Energy, Inc.      60,343
           2,924    CMS Energy Corp +             44,035
             600    Constellation Energy
                      Group, Inc.                 34,614
             545    Edison International          22,100
             292    El Paso Corp.                  3,364
              43    KeySpan Corp.                  1,750
             456    TXU Corp.                     37,889
                                                --------
                                                 271,663
                                                --------
TOTAL COMMON STOCKS: 53.7%
(Cost: $2,874,430)                             3,173,711
                                               ---------
CONVERTIBLE NOTES:
CAPITAL GOODS: 6.8%
         100,000    ADC Telecommunications, Inc.
                      FRN 3.996% 6/15/13         100,625
         100,000    Lucent Technologies, Inc
                      8.00% 8/1/31               103,250
         100,000    Oak Industries
                      4.875% 3/1/08              107,500
          90,000    Sealed Air Corp.
                      3.00% 6/30/33 (144A)        89,438
                                                --------
                                                 400,813
                                                --------
FINANCIAL: 2.8%
          90,000    BankUnited Capital Trust
                      3.125% 3/1/34 (144A)        85,050
          80,000    Leucadia National Corp.
                      3.75% 4/15/14               81,400
                                               ---------
                                                 166,450
                                               ---------
SERVICES: 6.8%
         100,000    Bell Microproducts,
                      Inc.-Series B
                      3.75% 3/5/24               105,750
         100,000    Charming Shoppes, Inc.
                      4.75% 6/1/12               112,125
         100,000    EMC Corp.
                      4.5% 4/1/07                106,000
         150,000    Open Solutions, Inc.
                      SCN 1.467% 2/2/35 (144A     76,125
                                                --------
                                                 400,000
                                                --------
TECHNOLOGY: 3.6%
         100,000    Eastman Kodak Co.
                      3.375% 10/15/33            107,750
         100,000    EDO Corp.
                      5.250% 4/15/07             103,500
                                                --------
                                                 211,250
                                                --------

                       See Notes to Financial Statements

                         WORLDWIDE ABSOLUTE RETURN FUND
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                      JUNE 30, 2005 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------
          NO. OF                                  VALUE
SECTOR    SHARES         SECURITIES              (NOTE 1)
--------------------------------------------------------------------------------
TOTAL CONVERTIBLE NOTES: 19.9%
(Cost: $1,205,700)                             $1,178,513
                                               ----------
PREFERRED STOCK:
FINANCIAL: 9.9%
           2,000    Coltec Capital Trust
                      5.25% 4/15/28               98,000
           2,000    Omnicare Capital Trust II -
                      Series B 4.00% 6/15/09     116,000
           1,500    Reinsurance Group of
                      America, Inc.
                      5.75% 12/15/50              90,375
               1    Federal National Mortgage
                      Association 5.375% 1/5/08   97,105
           1,900    Sovereign Capital Trust
                      4.375% 3/1/34               84,075
           2,000    TXI Capital Trust
                      5.5% 6/30/28                97,500
                                              ----------
TOTAL PREFERRED STOCKS: 9.9%
(Cost: $567,454)                                 583,055
                                              ----------
TOTAL INVESTMENTS: 83.5%
(Cost: $4,647,584) (a)                         4,935,279
OTHER ASSETS LESS LIABILITIES: 16.5%             976,987
                                              ----------
NET ASSETS: 100%                              $5,912,266
                                              ==========
SECURITIES SOLD SHORT
BASIC MATERIALS: (10.3)%
            (395)   Air Products
                       and Chemicals, Inc.       (23,819)
          (1,551)   Alcoa, Inc.                  (40,528)
          (1,314)   Avery Dennison Corp.         (69,589)
            (350)   Biogen Idec, Inc. +          (12,058)
            (449)   Chiron Corp. +               (15,666)
          (3,945)   Corning, Inc. +              (65,566)
            (641)   Du Pont (E.I.)
                       de Nemours & Co.          (27,569)
          (1,406)   Ecolab, Inc.                 (45,498)
            (223)   Freeport-McMoRan
                      Copper & Gold, Inc.         (8,349)
            (485)   Kimberly-Clark Corp.         (30,356)
            (405)   MeadWestvaco Corp            (11,356)
          (1,589)   MedImmune, Inc. +            (42,458)
            (261)   Monsanto Co.                 (16,409)
            (481)   Newmont Mining Corp.         (18,773)
            (265)   Snap-on, Inc.                 (9,090)
            (466)   Temple-Inland, Inc.          (17,312)
            (500)   Texas Industries, Inc.       (28,115)
            (444)   Vulcan Materials Co.         (28,856)
          (1,506)   Weyerhaeuser Co.             (95,857)
                                               ---------
                                                (607,224)
                                               ---------
CAPITAL GOODS: (8.6)%
             (26)   3M Co.                      $ (1,880)
          (2,400)   ADC Telecommunications,
                       Inc. +                    (52,248)
            (211)   American Power
                       Conversion Corp.           (4,977)
            (392)   Andrew Corp. +                (5,002)
            (951)   Applied Micro Circuits
                       Corp. +                    (2,435)
            (166)   Broadcom Corp. (Class A) +    (5,895)
          (2,470)   Ciena Corp. +                 (5,162)
          (1,040)   Comverse Technology, Inc. +  (24,596)
            (462)   Cooper Industries Ltd.
                      (Class A)                  (29,522)
            (711)   Cooper Tire & Rubber Co.     (13,203)
            (700)   EMC Corp. +                   (9,597)
            (400)   Goodrich Corp.               (16,384)
            (178)   Honeywell International, Inc. (6,520)
          (1,277)   JDS Uniphase Corp. +          (1,941)
          (1,182)   Linear Technology Corp.      (43,368)
          (2,310)   Maxim Integrated Products,
                       Inc.                      (88,265)
             (74)   Molex, Inc.                   (1,927)
            (405)   National-Oilwell Varco,
                       Inc. +                    (19,254)
          (1,159)   Pall Corp.                   (35,187)
            (856)   PMC-Sierra, Inc. +            (7,986)
            (991)   Sealed Air Corp. +           (49,342)
            (319)   Tellabs, Inc. +               (2,775)
          (1,336)   United Technologies Corp.    (68,604)
          (2,093)   Visteon Corp.                (12,621)
                                               ---------
                                                (508,691)
                                               ---------
CONGLOMERATES: (1.5)%
          (2,627) General Electric Co.           (91,026)
                                               ---------
CONSUMER CYCLICAL: (1.0)%
            (341)   Ford Motor Co.                (3,492)
            (418)   Genuine Parts Co.            (17,176)
          (1,614)   Newell Rubbermaid, Inc.      (38,478)
                                               ---------
                                                 (59,146)
                                               ---------
CONSUMER NON-CYCLICAL: (1.3)%
            (172)   Altria Group, Inc.           (11,122)
            (251)   Coca-Cola Co.                (10,479)
             (42)   PepsiCo, Inc.                 (2,265)
            (764)   Wrigley (Wm.) Jr. Co.        (52,594)
                                               ---------
                                                 (76,460)
                                               ---------
ENERGY: (3.8)%
            (767)   Ashland, Inc. +              (55,124)
          (1,135)   EOG Resources, Inc.          (64,468)
            (311)   Noble Corp.                  (19,130)
          (1,137)   Rowan Companies, Inc.        (33,780)
            (438)   Schlumberger Ltd.            (33,262)
            (402)   Transocean, Inc. +           (21,696)
                                               ---------
                                                (227,460)
                                               ---------


                        See Notes to Financial Statements

                         WORLDWIDE ABSOLUTE RETURN FUND
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                      JUNE 30, 2005 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------
          NO. OF                                  VALUE
SECTOR    SHARES         SECURITIES              (NOTE 1)
--------------------------------------------------------------------------------
FINANCIAL: (9.1)%
            (632)   Ambac Financial Group, Inc. $(44,088)
            (435)   American International
                      Group, Inc.                (25,274)
          (1,300)   BankUnited Financial Corp.
                      (Class A)                  (35,152)
          (2,720)   Charles Schwab Corp.         (30,682)
            (560)   Cincinnati Financial Corp.   (22,154)
            (343)   Fannie Mae                   (20,031)
            (939)   Fifth Third Bancorp          (38,696)
            (169)   Freddie Mac                  (11,024)
          (2,603)   Janus Capital Group, Inc.    (39,149)
             (34)   Jefferson-Pilot Corp.         (1,714)
          (1,300)   Leucadia National Corp.      (50,219)
            (132)   M&T Bank Corp.               (13,881)
          (1,392)   Northern Trust Corp.         (63,461)
             (67)   Regions Financial Corp.       (2,270)
            (900)   Reinsurance Group of
                      America, Inc.              (41,859)
            (973)   SLM Corp.                    (49,428)
          (1,000)   Sovereign Bancorp, Inc.      (22,340)
            (355)   Zions Bancorporation         (26,103)
                                               ---------
                                                (537,525)
                                               ---------
HEALTHCARE: (4.5)%
          (1,041)   Bristol-Myers Squibb Co.     (26,004)
            (677)   Caremark Rx, Inc. +          (30,140)
            (861)   Eli Lilly & Co.              (47,966)
          (2,000)   Omnicare, Inc.               (84,860)
          (1,891)   Schering-Plough Corp.        (36,042)
          (1,087)   Tenet Healthcare Corp. +     (13,305)
            (853)   Watson Pharmaceuticals,
                      Inc. +                     (25,215)
                                               ---------
                                                (263,532)
                                               ---------
SERVICES: (14.4)%
            (365)   Apollo Group, Inc.
                      (Class A) +                (28,550)
          (2,004)   Archstone-Smith Trust        (77,394)
          (6,900)   Bell Microproducts, Inc. +   (64,860)
          (6,800)   Charming Shoppes, Inc. +     (63,444)
            (783)   Cintas Corp.                 (30,224)
            (778)   Computer Associates
                      International, Inc.        (21,379)
            (459)   eBay, Inc. +                 (15,152)
            (346)   Equity Residential           (12,740)
            (843)   International Game Technology(23,730)
             (28)   Knight-Ridder, Inc.           (1,718)
            (724)   Kroger Co. +                 (13,778)
            (527)   Mercury Interactive Corp. +  (20,216)
            (505)   Monster Worldwide, Inc. +    (14,483)
            (958)   Moody's Corp.                (43,072)
          (1,548)   New York Times Co.
                      (Class A)                  (48,220)
SERVICES: (CONTINUED)
          (1,641)   Novell, Inc. +           $   (10,174)
            (285)   Office Depot, Inc. +          (6,509)
          (2,000)   Open Solutions, Inc. +       (40,620)
            (653)   Paychex, Inc.                (21,249)
             (42)   Sears Holdings Corp. +        (6,295)
          (3,046)   Siebel Systems, Inc.         (27,109)
          (2,480)   Sun Microsystems, Inc. +      (9,250)
          (2,261)   Tiffany & Co.                (74,070)
            (803)   Tribune Co.                  (28,250)
          (2,139)   Viacom, Inc. (Class B)       (68,491)
            (449)   Walgreen Co.                 (20,650)
          (1,293)   Wendy's International, Inc.  (61,611)
                                              ----------
                                                (853,238)
                                              ----------
TECHNOLOGY: (2.5)%
            (671)   CenturyTel, Inc.             (23,237)
          (2,200)   Eastman Kodak Co.            (59,070)
            (696)   KLA-Tencor Corp.             (30,415)
            (431)   Medtronic, Inc.              (22,321)
            (169)   PerkinElmer, Inc.             (3,194)
            (327)   Univision Communications, Inc.
                      (Class A) +                 (9,009)
                                              ----------
                                                (147,246)
                                              ----------
TRANSPORTATION: (1.1)%
          (4,423)   Southwest Airlines Co.       (61,612)
             (25)   Union Pacific Corp.           (1,620)
                                              ----------
                                                 (63,232)
                                              ----------
UTILITIES: (5.8%)
          (1,129)   Ameren Corp.                 (62,434)
          (1,004)   Consolidated Edison, Inc.    (47,027)
            (256)   Dominion Resources, Inc.     (18,788)
          (1,752)   FPL Group, Inc.              (73,689)
          (1,224)   Kinder Morgan, Inc.         (101,836)
            (385)   Peoples Energy Corp.         (16,732)
            (418)   Pinnacle West Capital Corp.  (18,580)
            (329)   TECO Energy, Inc.             (6,221)
                                             -----------
                                                (345,307)
                                             -----------
TOTAL SECURITIES SOLD SHORT: (63.9)%
(Proceeds: $3,697,152)                       $(3,780,087)
                                             ===========
Glossary:
FRN- Floating Rate Note
SCN- Step Coupon Note
+ Non-income Producing

(a) Securities segregated for securities sold short with a market value of $4,935,274.

                       See Notes to Financial Statements

                         WORLDWIDE ABSOLUTE RETURN FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005 (UNAUDITED)

ASSETS:
Investments at value (cost: $4,647,584) (Note 1) ................ $   4,935,279
Cash                                                                    997,696
Receivables:
    Securities sold short ........................................    3,697,153
    Securities sold ..............................................       94,547
    Capital shares sold ..........................................          667
    Dividends and interest .......................................       16,974
                                                                  -------------
    Total assets .................................................    9,742,316
                                                                  -------------
Liabilities:
Payables:
    Securities sold short (Proceeds $3,697,152) ..................    3,780,087
    Dividends payable on secuirites sold short ...................        4,219
    Capital shares redeemed ......................................           12
    Due to adviser ...............................................        9,356
    Accounts payable .............................................       36,376
                                                                  -------------
    Total liabilities ............................................    3,830,050
                                                                  -------------
Net assets .......................................................  $ 5,912,266
                                                                  =============
Shares outstanding ...............................................      596,503
                                                                  =============
Net asset value, redemption price and offering price per share ...      $  9.91
                                                                  =============
Net assets consist of:
    Aggregate paid in capital ....................................    5,820,303
    Unrealized appreciation of investments .......................      204,760
    Undistributed net investment loss ............................       (3,997)
    Accumulated realized loss ....................................     (108,800)
                                                                  -------------
                                                                    $ 5,912,266
                                                                  =============

                        See Notes to Financial Statements

                         WORLDWIDE ABSOLUTE RETURN FUND
-----------------------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)

INCOME (NOTE 1):
Dividends .........................................................                    $ 36,152
Interest ..........................................................                      55,003
                                                                                   ------------
                                                                                         91,155

EXPENSES:
Management (Note 2) ...............................................     $  68,644
Dividends on securities sold short ................................        26,436
Professional ......................................................        14,031
Transfer agency ...................................................         5,973
Reports to shareholders ...........................................         5,701
Custodian .........................................................         5,431
Trustees' fees and expenses .......................................           597
Other .............................................................         1,718
                                                                      -----------
Total expenses ....................................................       128,531
Expenses assumed by Adviser (Note 2) ..............................       (33,451)
                                                                     ------------
Net expenses ......................................................                      95,080
                                                                                   ------------
Net investment loss ...............................................                      (3,925)
                                                                                   ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 3):
Realized gain from security transactions ..........................                     212,893
Realized loss from securities sold short ..........................                    (251,256)
Change in unrealized appreciation of investments ..................                      82,911
                                                                                   ------------

Net realized and unrealized gain on investments ...................                      44,548
                                                                                   ------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............                    $ 40,623
                                                                                   ============



                        See Notes to Financial Statements

                         WORLDWIDE ABSOLUTE RETURN FUND
-----------------------------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
                                                                                  SIX MONTHS ENDED
                                                                                    JUNE 30, 2005        YEAR ENDED
                                                                                     (UNAUDITED)      DECEMBER 31, 2004
                                                                                  ----------------   ------------------
INCREASE IN NET ASSETS FROM:
OPERATIONS:
   Net investment loss ...........................................................   $ (3,925)            $ (79,141)
   Realized gain from security transactions ......................................    212,893               459,258
   Realized loss from short sales ................................................   (251,256)             (515,670)
   Change in unrealized appreciation of investments ..............................     82,911               112,950
                                                                                    ---------            ----------
Net increase (decrease) in net assets resulting from operations ..................     40,623               (22,603)
                                                                                    ---------            ----------
DIVIDENDS TO SHAREHOLDERS FROM:
   Net realized gains ............................................................         --               (80,072)
                                                                                   ----------            ----------
CAPITAL SHARE TRANSACTIONS*:
   Proceeds from sales of shares .................................................  1,833,163             1,464,840
   Reinvestment of distributions                                                           --                80,072
   Cost of shares reacquired ..................................................... (1,430,182)           (1,895,741)
                                                                                   ----------            ----------
   Net increase (decrease) in net assets resulting from capital share transactions    402,981              (350,829)
                                                                                   ----------            ----------
   Total increase (decrease) in net assets .......................................    443,604              (453,504)

NET ASSETS:
   Beginning of period ...........................................................  5,468,662             5,922,166
                                                                                   ----------            ----------
   End of period (including undistributed net investment loss of $3,997 and $72
     respectively) ...............................................................$ 5,912,266           $ 5,468,662
                                                                                   ==========            ==========
*SHARES OF BENEFICIAL INTEREST ISSUED AND REDEEMED (UNLIMITED NUMBER OF
   $.001 PAR VALUE SHARES AUTHORIZED)
   Shares sold ...................................................................    185,657               149,033
   Reinvestment of dividends .....................................................         --                 8,154
   Shares reacquired .............................................................   (145,103)             (192,236)
                                                                                   ----------            ----------
   Net increase (decrease) .......................................................     40,554               (35,049)
                                                                                   ==========            ==========



                       See Notes to Financial Statements

                         WORLDWIDE ABSOLUTE RETURN FUND
-----------------------------------------------------------------------------------------------------------
STATEMENT OF CASH FLOWS
SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)

CASH FLOWS FROM OPERATING ACTIVITIES
Net investment loss ........................................................................... $   (3,925)
Adjustments to reconcile net investment loss to net cash used in operating activities:
    Increase in investments at value ..........................................................    (77,394)
    Increase in receivable for securities sold short ..........................................   (299,453)
    Increase in receivable for securities sold ................................................    (94,547)
    Decrease in receivable for capital shares sold ............................................     40,565
    Increase in dividends and interest receivable .............................................     (1,004)
    Decrease in prepaid expenses ..............................................................      2,763
    Decrease in securities sold short .........................................................     (9,378)
    Decrease in payable for capital shares redeemed ...........................................         (7)
    Decrease in dividends payable on securities sold short ....................................   (556,357)
    Increase in other payables ................................................................      7,724
    Unrealized appreciation of investments ....................................................     82,911
    Net realized loss from investments ........................................................    (38,363)
                                                                                                ----------
Net cash used in operating activities .........................................................   (946,465)
                                                                                                ----------

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sales of shares .................................................................  1,833,163
Cost of shares reacquired ..................................................................... (1,430,182)
                                                                                                ----------
Net cash provided by financing activities .....................................................    402,981
                                                                                                ----------

Net decrease in cash ..........................................................................   (543,484)
Cash, beginning of period .....................................................................  1,541,180
                                                                                                ----------
Cash, end of period ..........................................................................  $  997,696
                                                                                                ==========
Supplemental disclosure of cash flow information:
    Short sale dividends paid during period ..................................................  $  582,793
                                                                                                ==========



                        See Notes to Financial Statements

                         WORLDWIDE ABSOLUTE RETURN FUND
---------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:
                                                            SIX MONTHS                YEAR
                                                               ENDED                  ENDED            MAY 1, 2003 (A)
                                                           JUNE 30, 2005           DECEMBER 31,        TO DECEMBER 31,
                                                            (UNAUDITED)                2004                 2003
                                                           -------------          -------------         -------------
Net Asset Value, Beginning of Period                          $9.84                 $10.02                 $10.00
                                                              -----                 ------                 ------
Income From Investment Operations:
  Net Investment Loss                                         (0.01)                 (0.14)                 (0.03)
  Net Realized and Unrealized
    Gain on Investments                                        0.08                   0.11                   0.05
                                                              -----                 ------                 ------
Total from Investment Operations                               0.07                  (0.03)                  0.02
                                                              -----                 ------                 ------
Less:
  Distributions from Net Realized Gains                          --                  (0.15)                    --
                                                              -----                  ------                ------
Net Asset Value, End of Period                                $9.91                  $9.84                 $10.02
                                                              =====                  ======                ======
Total Return (b)                                               0.71%                 (0.30)%                 0.20%

-------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTARY DATA
Net Assets, End of Period (000)                              $5,912                 $5,469                 $5,922
Ratio of Gross Expenses to Average Net Assets                  4.73%(c)               5.00%                  7.06%(c)
Ratio of Net Expenses to Average Net Assets (e)                2.50%(c)               2.50%                  2.23%(c)

RATIO OF NET INVESTMENT INCOME TO AVERAGE
  Net Assets (d)                                              (0.14)%(c)            (1.45)%                (0.57)%(c)
Portfolio Turnover Rate                                           73%                  126%                    63%
-----------------------------------------------------------------------------------------------------------------


(a) Commencement of operations.
(b) Total return is calculated assuming an initial investment of $10,000 made at the net asset value at the beginning of the period, reinvestment of dividends and distributions at net asset value on the dividend payment date and a redemption on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the redemption of Fund shares.
(c) Annualized.
(d) Net effect of expense reimbursement by Adviser to average net assets was 1.23%, 1.50% and 3.97%, respectively.
(e) Net of short sale dividend expense.


                       See Notes to Financial Statements

                         WORLDWIDE ABSOLUTE RETURN FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOTE 1--SIGNIFICANT ACCOUNTING POLICIES--Van Eck Worldwide Insurance Trust (the "Trust"), organized as a Massachusetts business trust on January 7, 1987, is registered under the Investment Company Act of 1940, as amended. The Worldwide Absolute Return Fund (the "Fund") is a non-diversified series of the Trust and seeks to achieve consistent absolute (positive) returns in various market cycles. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION--Securities traded on national exchanges or on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. As of June 23, 2003, the Fund began pricing securities traded on the NASDAQ stock market including short sales using the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market value. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates market value. Futures contracts are valued using the closing price reported at the close of the respective exchange. Forward foreign currency contracts are valued at the spot currency rate plus an amount ("points") which reflects the differences in interest rates between the U.S. and foreign markets. Securities for which quotations are not available are stated at fair value as determined by a Pricing Committee of the Adviser appointed by the Board of Trustees. Certain factors such as economic conditions, political events, market trends and security specific information are used to determine the fair value for these securities.

B. FEDERAL INCOME TAXES--It is the Fund's policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

C. DIVIDEND AND DISTRIBUTIONS--Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from such amounts reported in accordance with U.S. generally accepted accounting principles.

D. SECURITIES SOLD SHORT--A short sale involves selling a security, which the Fund does not own. The proceeds received for the short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an increase in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date. Securities sold short at June 30, 2005 are reflected in the Schedule of Portfolio Investments. Short-selling obligates the Fund to replace the security borrowed by purchasing the security at current market value. Until the Fund replaces the borrowed security, the Fund maintains a segregated account with a broker or custodian, or permissible liquid assets sufficient to cover its short positions.

OTHER--Securities transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are calculated based on the identified cost basis. Interest income, including amortization on premiums and discounts, is accrued as earned.

NOTE 2--MANAGEMENT AGREEMENT--Van Eck Associates Corporation (the "Adviser") earned fees for investment management and advisory services provided to the Fund. The fee is based on an annual rate of 2.50% on the average daily net assets. The Adviser agreed to assume expenses exceeding 2.50% of average daily net assets except interest, taxes, dividends on securites sold short, brokerage commissions and extraordinary expenses for the period January 1, 2004 through April 30, 2006. For the six months ended June 30, 2005, the Adviser assumed expenses in the amount of $33,451.

Certain of the officers of the trust are officers, directors or stockholders of the Adviser and Van Eck Securities Corporation, the Distributor.

As of June 30, 2005, the Fund had two sub-advisers, Analytic Investors Inc. ("Analytic") and Gartmore Mutual Fund Capital Trust ("Gartmore", formerly known as Coda Capital). The Adviser directly paid sub-advisory fees to Analytic at a rate 1.00% of the portion of the average daily net assets of the Fund managed by Analytic and to Gartmore at a rate of 0.75% of the portion of the average daily net assets of the Fund managed by Gartmore.

NOTE 3--INVESTMENTS--Purchases and sales of securities other than U.S. government securities and short-term obligations aggregated $3,785,911 and $3,693,448, respectively, for the six months ended June 30, 2005. Proceeds of short sales and purchases of short sale covers aggregated $2,841,129 and $2,541,677, respectively, for the six months ended June 30, 2005.

The identified cost of investments owned at June 30, 2005 was $4,647,584 and net unrealized appreciation aggregated $287,695 of which $406,308 related to appreciated securities and $118,613 related to depreciated securities.

NOTE 4--CONCENTRATION OF RISK--As of June 30, 2005, Van Eck Securities Corp. owned 30% of the outstanding shares of beneficial interest of the Fund. Additionally, the aggregate shareholder accounts of three insurance companies own approximately 23%, 20% and 18% of the outstanding shares of beneficial interest of the Fund.

NOTE 5--INCOME TAXES--The tax character of distributions paid to shareholders during the year ended December 31, 2004 consisted of ordinary income of $80,072.

                         WORLDWIDE ABSOLUTE RETURN FUND
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
(CONTINUED)
At December 31, 2004, the Fund had a capital loss carryforward of $32,870 available expiring December 31, 2012.

NOTE 6--TRUSTEE DEFERRED COMPENSATION PLAN--The Trust established a Deferred Compensation Plan (the "Plan") for Trustees. Commencing January 1, 1996, the Trustees can elect to defer receipt of their Trustee fees until retirement, disability or termination from the board. The Fund's contributions to the Plan are limited to the amount of fees earned by the participating Trustees. The fees otherwise payable to the participating Trustees are invested in shares of the Van Eck Funds as directed by the Trustees.

The Fund has elected to show the deferred liability net of the asset for financial statement purposes. As of June 30, 2005, the net value of the asset and corresponding liability of the Fund's portion of the Plan was $176.

NOTE 7--REPURCHASE AGREEMENT--Collateral for repurchase agreements, in the form of U.S. government obligations, the value of which must be at least 102% of the underlying debt obligation, is held by the Fund's custodian. In the remote chance the counterparty should fail to complete the repurchase agreement, realization and retention of the collateral may be subject to legal proceedings and the Fund would become exposed to market fluctuations on the collateral.

NOTE 8--REGULATORY MATTERS--In connection with their investigations of practices identified as "market timing" and "late trading" of mutual fund shares, the Office of the New York State Attorney General ("NYAG") and the United States Securities and Exchange Commission ("SEC") have requested and received information from the Adviser. The investigations are ongoing, and the Adviser is continuing to cooperate with such investigations. If it is determined that the Adviser or its affiliates engaged in improper or wrongful activity that caused a loss to a Fund, the Board of Trustees of the Funds will determine the amount of restitution that should be made to a Fund or its shareholders. At the present time, the amount of such restitution, if any, has not been determined.

In July 2004, the Adviser received a "Wells Notice" from the SEC in connection with the SEC's investigation of market-timing activities. This Wells Notice informed the Adviser that the SEC staff is considering recommending that the SEC bring a civil or administrative action alleging violations of the U.S. securities laws against the Adviser and two of its senior officers.

There cannot be any assurance that if the SEC or NYAG were to assess sanctions against the Adviser, such sanctions would not materially and adversely affect the Adviser.

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                        VAN ECK WORLDWIDE INSURANCE TRUST
--------------------------------------------------------------------------------
WORLDWIDE ABSOLUTE RETURN FUND

APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS

In considering the renewal of the investment advisory and sub-advisory agreements, the Board, including the Independent Trustees, considered information that had been provided throughout the year at regular Board meetings, as well as information furnished for meetings of the Trustees held on April 19 and 20, 2005 to specifically consider the renewal of the Fund's investment advisory and sub-advisory agreements. Such information included, among other things, the following:

o The Adviser's and Sub-Advisers' responses to a comprehensive questionnaire prepared by independent legal counsel on behalf of the Independent Trustees;

o The Adviser's financial statements and business plan with respect to its mutual fund operations;

o    Copies of the ADV of each Sub-Adviser;

o Information regarding each Sub-Advisers' organization, personnel and investment strategies;

o Profitability analysis for the Adviser with respect to the Fund and the Van Eck complex of mutual funds as a whole; and

o    Reports on a variety of compliance-related issues.

The Board considered, among other things, the following factors in determining whether to approve each Agreement: (1) the quality, nature, cost and character of the investment management services provided by the Sub-Advisers; (2) the capabilities and background of the Sub-Advisers' investment personnel, and the overall capabilities, experience, resources and strengths of each Sub-Adviser and its affiliates in managing investment companies and other accounts utilizing similar investment strategies; (3) the quality, nature, cost and character of the administrative and other services provided by the Adviser and its affiliates, including its services in overseeing the services provided by each Sub-Adviser; (4) the nature, quality and extent of the services performed by the Adviser in interfacing and monitoring the services performed by third parties such as the Fund's custodian, transfer agent, sub-accounting agent and independent auditors, and the Adviser's commitment and efforts to review the quality and pricing of third party service providers to the Fund with a view to reducing non-management expenses of the Fund; (5) the terms of the advisory and sub-advisory agreements and the reasonableness and appropriateness of the particular fee paid by the Fund for the services described therein; (6) the Adviser's willingness to subsidize the operations of the Fund from time to time by means of waiving a portion of its management fees or paying expenses of the Fund; (7) the actions of the Adviser in response to recent regulatory developments, including the development of written policies and procedures reasonably designed to prevent violations of the federal securities laws, and the implementation of recommendations of independent consultants with respect to market timing and related compliance issues; (8) the responsiveness of the Adviser to inquiries from regulatory agencies such as the SEC and the office of the New York Attorney General ("NYAG"); (9) the resources devoted to compliance efforts undertaken by the Adviser on behalf of the Fund and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions; and (10) the ability of the Adviser and each Sub-Adviser to attract and retain quality professional personnel to perform a variety of investment advisory and administrative services for the Fund.

The Trustees considered the fact that the Adviser has received a Wells Notice from the SEC in connection with on-going investigations concerning market timing and related matters. The Trustees determined that the Adviser is cooperating with the SEC, the NYAG and the Independent Trustees in connection with these matters and that the Adviser has taken appropriate steps to implement policies

                        VAN ECK WORLDWIDE INSURANCE TRUST
--------------------------------------------------------------------------------
APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS (CONTINUED)

and procedures reasonable designed to prevent harmful market timing activities by investors in the Fund. In addition, the Trustees concluded that the Adviser has acted in good faith in providing undertakings to the Board to make restitution of damages, if any, that may have resulted from any prior wrongful actions of the Adviser and that it would be appropriate to permit the SEC and the NYAG to bring to conclusion their pending regulatory investigations prior to the Board making any final determination of its own with respect to these same matters.

The Board noted that the Fund commenced its operations on May 1, 2003, and that the Adviser has not realized any profits with respect to the Fund since its commencement and does not expect to realize profits in the coming year. In view of the small size of the Fund and the fact that none of the Sub-Advisers is affiliated with the Adviser, the Board concluded that profitability of a Sub-Adviser was not a relevant factor in its renewal deliberations regarding the Sub-Adviser. Similarly, the Board concluded that the Fund does not have sufficient assets for the Adviser or any Sub-Adviser to realize economies of scale for the foreseeable future, and, therefore, that the implementation of breakpoints would not be warranted at this time.

In its renewal deliberations for the Fund, the Board further noted that the Fund is unique in its structure and investment strategy. The Board also noted that the Adviser has agreed to waive and will continue to waive through April 2006 a portion of its management fee to limit the total expenses of the Fund. The Board concluded that it would be appropriate to allow the Adviser a reasonable period of time to evaluate the effectiveness of the Fund's structure and investment strategy.

The Board considered additional factors with respect to Analytic Investors, Inc., AXA Rosenberg Investment Management LLC, Gartmore Mutual Fund Capital Trust, Gotham Advisors, Inc., Martingale Asset Management, L.P., and PanAgora Asset Management, Inc., the Fund's Sub-Advisers. The Board noted that only Analytic and Gartmore are currently managing a portion of the Fund's assets. The Board concluded that each of the Sub-Advisers is qualified to manage the Fund's assets in accordance with its respective investment objectives and policies, that each Sub-Adviser's investment strategy is appropriate for pursuing the Fund's investment objectives, and that the respective strategies of all the Sub-Advisers would be complementary in pursuing the Fund's investment objective. The Board further concluded that it would be appropriate to allow the Sub-Advisers a reasonable period of time to evaluate the effectiveness of their investment strategies.

The Board did not consider any single factor as controlling in determining whether or not to renew the investment advisory and sub-advisory agreements. Nor are the items described herein all encompassing of the matters considered by the Board. Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, and assisted by the advice of its independent counsel, the Board concluded that the renewal of the investment advisory and sub-advisory agreements is in the interests of shareholders, and accordingly, the Board, including all of the Independent Trustees, approved the continuation of the advisory and sub-advisory agreements for an additional one-year period.

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


[LOGO]
 Investment Adviser:    Van Eck Associates Corporation
        Distributor:    Van Eck Securities Corporation              [LOGO]
                        99 Park Avenue, New York, NY 10016 www.vaneck.com
 Account Assistance     (800) 544-4653

This report must be preceded or accompanied by a Van Eck Worldwide Insurance Trust Prospectus, which includes more complete information. An investor should consider the investment objective, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the investment company. Please read the prospectus carefully before investing.

Additional information about the Fund's Board of Trustees/Officers and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, calling 1.800.826.2333, or by visiting WWW.VANECK.COM, or on the Commission's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Qs are available on the Commission's website at HTTP://WWW.SEC.GOV and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330. The Fund's complete schedule of portfolio holdings is also available by calling 1.800.826.2333 or by visiting www.vaneck.com.

Item 2. CODE OF ETHICS.

     Not applicable.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     Not applicable.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     Not applicable.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

        Not applicable.

Item 6. SCHEDULE OF INVESTMENTS.

     Information included in Item 1.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

Item 8. PORTFOLIO MANAGER OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     None.

Item 11. CONTROLS AND PROCEDURES.

(a) The Chief Executive Officer and the Chief Financial Officer have concluded that the Worldwide Absolute Return Fund disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Worldwide Absolute Return Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant's internal controls over financial reporting or in other factors that could significantly affect these controls over financial reporting subsequent to the date of our evaluation.

Item 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached as Exhibit 99.CERT.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is furnished as Exhibit 99.906CERT.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) WORLDWIDE INSURANCE TRUST - WORLDWIDE ABSOLUTE RETURN FUND

By (Signature and Title) /s/ Bruce J. Smith, SVP & CFO
                         -----------------------------
Date  August 26, 2005
     -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Keith J. Carlson, CEO
                        --------------------------
Date  August 26, 2005
     -----------------

By (Signature and Title)  /s/ Bruce J. Smith, CFO
                         ------------------------

Date  August 26, 2005
     -----------------